Note 5 - Property, Plant and Equipment	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
5.	Property, plant and equipment
	Drilling equipment	Automotive	Computer Equipment	Machinery and equipment	Leasehold improvements	Heap leach pads	Construction- in-progress *	Total
Cost
As at September 1, 2016	$464,487	$191,368	$99,636	$1,705,959	$100,328	$1,496,078	$1,379,012	$5,436,868
Disposals	—	(47,967)	(32,462)	(81,990)	—	—	—	(162,419)
Foreign exchange	(19,662)	(7,943)	(4,079)	(71,028)	(4,215)	(64,262)	(62,155)	(233,344)
As at August 31, 2017	$444,825	$135,458	$63,095	$1,552,941	$96,113	$1,431,816	$1,316,857	$5,041,105
Additions	—	—	3,731	—	—	—	3,345	7,076
Disposals	(462,455)	(125,595)	(3,484)	(310,725)	—	—	—	(902,259)
Foreign exchange	17,630	4,920	2,628	58,505	3,719	59,035	61,767	208,204
As at August 31, 2018	$—	$14,783	$65,970	$1,300,721	$99,832	$1,490,851	$1,381,969	$4,354,126

Accumulated depreciation
As at September 1, 2016	$288,172	$167,827	$93,205	$1,317,633	$66,481	$453,182	$—	$2,386,500
Depreciation expense	11,754	3,062	8,728	87,072	7,036	304,331	—	421,983
Disposals	—	(35,233)	(49,672)	(65,741)	—	—	—	(150,646)
Foreign exchange	(12,626)	(7,087)	(8,431)	(60,080)	(3,217)	(35,988)	—	(127,429)
As at August 31, 2017	$287,300	$128,569	$43,830	$1,278,884	$70,300	$721,525	$—	$2,530,408
Depreciation expense	10,502	54	5,757	60,573	5,629	304,330	—	386,845
Disposals	(308,660)	(118,667)	(2,710)	(245,340)	—	—	—	(675,377)
Foreign exchange	10,858	4,596	2,034	49,114	2,830	42,839	—	112,271
As at August 31, 2018	$—	$14,552	$48,911	$1,143,231	$78,759	$1,068,694	$—	$2,354,147

Net book value
As at August 31, 2016	$176,315	$23,541	$6,431	$388,326	$33,847	$1,042,896	$1,379,012	$3,050,368
As at August 31, 2017	$157,525	$6,889	$19,265	$274,057	$25,813	$710,291	$1,316,857	$2,510,697
As at August 31, 2018	$—	$231	$17,059	$157,490	$21,073	$422,157	$1,381,969	$1,999,979

* Construction in progress represents construction of the Company’s processing plant.

Sale-leaseback transaction:
During the year ended
August 31, 2015,
the Company sold automotive and mining equipment for proceeds of
$577,505
to various officers and directors. Pursuant to the agreements, the Company entered into
1
-year lease agreements on the automotive and mining equipment with effective dates in
May 2015.
Per the terms of the leases, the Company agrees to purchase back the automotive and mining equipment at the end of the lease periods for a lump sum payment of
USD$74,848.
The Company has classified and is accounting for the leases as finance leases. The initial base payments vary between the agreements and range between
$3,500
and
$8,000
payable monthly. The effective interest rate on the finance lease obligations outstanding is between
20%
and
30%.
The gain on sale of
$250,108
was deferred and is being recognized on a straight-line basis over the lease term as a reduction in amortization expense. The total deferred gain has been presented as a reduction of the finance asset. Under the lease, the Company is responsible for the costs of utilities, insurance, taxes and maintenance expenses.

Settlement through shares:
On
December 1, 2016,
the Company entered into settlement agreements whereby a total of
$343,623
in principal and accrued interest was settled through the issuance of
458,329
shares issued
at an average price of
$0.63
per share for total issued value of
$288,747,
resulting in a gain on settlement of debt of
$54,876
for the year ended
August 31, 2017.

Outstanding balance:
As at
August 31, 2018,
the remaining balance outstanding under finance lease obligations after the settlements described above is
$67,819
(
August 31, 2017 -
$56,631
) and is repayable within
1
year, as such, the finance lease obligation is classified as a current liability.

Interest expense for the year ended
August 31, 2018
related to the leases amounted to
$10,034
(
2017
-
$24,362
), and is recorded in the statement of comprehensive loss.